Gains or losses on non-current assets held for sale not classified as discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ (171)	€ (232)	€ (123)
Impairment	(215)	(146)	(259)
Gain (loss) on sale	114	1,291	28
Other gains and other losses	0	0	0
Gains or losses on non-current assets held for sale not classified as discontinued operations	(171)	(232)	(123)
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Impairment	(250)	(279)	(320)
Gain (loss) on sale	€ 44	€ (86)	€ 136